INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2023
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

13.	INCOME TAX AND SOCIAL CONTRIBUTION

13.1 Income tax and social contribution

The income tax and social contribution taxes are based on tax rates for 25% for income tax and 9% for social contribution in Brazil. For other regions in which the Company operates, the expected nominal rates are as follows:

Central America and the Caribbean	from 15% to 27%
Latin America - South (i)	from 10% to 35%
Canada	26.5%
Luxembourg	24.94%

Income taxes reported in the income statement are analyzed as follow:

	2023	2022	2021
Income tax expense – current	(2,077.9)	(1,718.9)	(1,268.6)

Deferred tax expense on temporary differences	279.8	1,012.6	1,072.9
Deferred tax on tax loss carryforward movements in the current period	1,722.6	1,361.9	(440.9)
Total deferred tax (expense)/income	2,002.4	2,374.5	632.0

Total income tax expenses	(75.5)	655.6	(636.6)

The reconciliation between the weighted nominal tax rate and the effective tax rate is summarized as follows:

	2023	2022	2021
Profit before tax	15,035.9	14,235.6	13,759.2
Adjustment on a taxable basis
Others non-taxable income	(919.0)	(883.3)	(611.0)
Government grants related to sales taxes	(3,011.7)	(2,535.1)	(1,883.1)
Share of results of joint ventures	185.3	29.1	115.7
Non-deductible expenses	56.5	192.8	99.2
Worldwide taxation	1,171.4	679.3	(360.0)
	12,518.4	11,718.4	11,120.0
Aggregated weighted nominal tax rate	28.30%	29.47%	27.39%
Taxes payable – nominal rate	(3,542.3)	(3,453.3)	(3,045.3)
Adjustment on tax expense
Income tax Incentives	120.4	234.0	213.2
Deductible interest on shareholders’ equity	3,909.8	4,079.9	2,516.0
Tax savings from goodwill amortization	17.2	27.2	77.5
Withholding income tax	(489.1)	(164.5)	(876.0)
Recognition/(write-off) of deferred charges on tax losses	100.9	(58.2)	(1.5)
Effect of application of IAS 29 (hyperinflation)	(382.3)	(249.0)	(123.3)
Others with reduced taxation	189.9	239.5	602.8
Income tax and social contribution expense	(75.5)	655.6	(636.6)
Effective tax rate	0.50%	-4.61%	4.63%

The main events that impacted the effective tax rate for the period were:

•	Government subsidy for sales taxes: for regional incentives and economic development policies, these are related primarily to local production, contributing to economic and social impact, and, when reinvested, are not subject to income tax and social contribution purposes, which explains the impact on the effective tax rate. The amount above is impacted by fluctuations in the volume, price and any eventual increases in state VAT (“ICMS”), reflected in other operating income or net sales depending on its nature. In addition, the above-mentioned amount is allocated to the profit reserve on an annual basis, according to item (2.3.3) “Tax incentives” on Note 22 - Changes in equity

•	Complement of income tax on foreign subsidiaries due in Brazil: shows the result of the calculation of universal taxation of profits, according to the regulations of Law 12,973/14.

•	Withholding income tax: The amount is mainly related to dividends already distributed and to be distributed by subsidiaries located outside of Brazil, applicable according to local tax legislation. The recorded values in 2023 are mainly related to withholding tax on dividends distributed in 2023 and the exchange rate variation of the deferred income tax related to subsidiary profits undistributed.

•	Deductible interest on shareholders’ equity: under Brazilian law, companies have an option to remunerate their shareholders through the payment of Interest on shareholders’ equity, which amount is impacted by the taxable result, net income reserves of the Company and by the long-term interest rate (“TJLP”). These remunerations are deductible for income tax purposes.

•	Effect of application of IAS 29 (hyperinflation): our subsidiary in Argentina, for operating in a hyperinflationary economy, is subject to monetary correction of non-financial assets and liabilities, equity and income statement, which, at times, reflects in the consolidated effective tax rate and implies variation between periods.

13.2 Deferred income tax and social contribution

The details of the amount of deferred income tax and social contribution by type of temporary difference are as follows:

	2023			2022
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	8.2	-	8.2	7.5	-	7.5
Intangible	-	(1,369.7)	(1,369.7)	-	(1,690.2)	(1,690.2)
Employee benefits	856.5	-	856.5	951.2	-	951.2
Trade payables	2,843.8	(3.3)	2,840.5	3,232.8	(2.9)	3,229.9
Trade receivables	43.8	(7.0)	36.8	38.6	(3.8)	34.8
Derivatives	31.1	(77.2)	(46.1)	95.1	(44.8)	50.3
Interest-Bearing Loans and Borrowings	7.5	-	7.5	0.5	(0.9)	(0.4)
Inventories	268.6	(59.6)	209.0	413.9	(139.3)	274.6
Property, plant and equipment	714.2	(1,837.2)	(1,123.0)	899.5	(2,177.1)	(1,277.6)
Withholding tax on undistributed profits and royalties	-	(1,385.5)	(1,385.5)	-	(1,877.6)	(1,877.6)
Investments in joint ventures	-	(383.7)	(383.7)	-	(421.6)	(421.6)
Losses carried forward	4,383.3	-	4,383.3	2,660.7	-	2,660.7
Provisions	1,026.3	(4.6)	1,021.7	819.3	-	819.3
Impact of the adoption of IFRS 16 (Leases)	14.5	(19.7)	(5.2)	35.1	(11.4)	23.7
ICMS on the assessment bases of PIS/COFINS	-	(228.5)	(228.5)	-	(168.2)	(168.2)
Other items	266.5	(437.1)	(170.6)	260.8	(164.1)	96.7
Gross deferred tax assets/(liabilities)	10,464.3	(5,813.1)	4,651.2	9,415.0	(6,701.9)	2,713.1
Netting by taxable entity	(2,494.7)	2,494.7	-	(2,976.2)	2,976.2	-
Net deferred tax assets/(liabilities)	7,969.6	(3,318.4)	4,651.2	6,438.8	(3,725.7)	2,713.1

Most tax losses and negative social contribution bases on which deferred income tax and social contribution were calculated do not have a statute of limitations. The use of credits related to tax losses is based on the projected future existence of taxable profits, limited to 30% of taxable income for the year, according to the actual figures for prior years, and the projections of the Company's business in the economies in which they are located, and thus follows the applicable fiscal and accounting rules.

Among the deferred tax assets on tax losses carried forward, the tax authorities unilaterally offset in tax proceedings the total amount of R$268.6, which are equivalent to R$790.0 in tax losses basis. Such proceedings are classified as having a possible probability of loss.

The critical estimates of Ambev’s Management, as well the main contingent liabilities related to uncertainty about the tax treatment of income, are disclosed in Notes 27.2 - Contingencies

13.2.1 Realization of deferred taxes

As at December 31, 2023, the deferred tax assets and liabilities related to combined tax losses which are expected to be utilized/settled using temporary differences, as follows:

	2023
Deferred taxes not related to tax losses	to be realized within 12 months	to be realized after 12 months	Total

Investment securities	-	8.2	8.2
Intangible	(1.2)	(1,368.5)	(1,369.7)
Employee benefits	199.9	656.6	856.5
Trade payables	(220.6)	3,061.1	2,840.5
Trade receivables	22.7	14.1	36.8
Derivatives	(49.8)	3.7	(46.1)
Interest-bearing loans and borrowings	0.1	7.4	7.5
Inventories	252.7	(43.7)	209.0
Property, plant and equipment	(4.1)	(1,118.9)	(1,123.0)
Withholding tax on undistributed profits and royalties	-	(1,385.5)	(1,385.5)
Investments in joint ventures	-	(383.7)	(383.7)
Provisions	664.5	357.2	1,021.7
Impact of the adoption of IFRS 16 (Leases)	-	(5.2)	(5.2)
ICMS on the assessment bases of PIS/COFINS	-	(228.5)	(228.5)
Other items	39.8	(210.4)	(170.6)
Total	904.0	(636.1)	267.9

Deferred tax related to tax losses	2023
2023	-
2024	755.7
2025	422.5
2026	1,635.2
2027	1,052.8
2028 a 2030	170.3
2031 em onward (i)	346.8
Total	4,383.3

(i)	There is no expectation of realization beyond a term of ten years.

13.2.2 The net change of deferred taxes

The net change in deferred income tax and social contribution is as follows:

At December 31, 2021	1,513.7
Recognition of actuarial gains/(losses)	(146.9)
Investment hedge – put option granted on subsidiaries	(105.0)
Cash flow hedge – gains/(losses)	41.3
Gains/(losses) on translation of other foreign operations	(419.3)
Recognized in other comprehensive income	(629.9)
Recognized in the income statement	2,374.5
Changes directly in the balance sheet	(545.2)
Recognized in deferred tax	(595.5)
Effect of application of IAS 29 (hyperinflation)	(595.5)
Recognized in other balance sheet group	50.3
At December 31, 2022	2,713.1
Recognition of actuarial gains/(losses)	24.4
Investment hedge – put option granted on subsidiaries	(155.9)
Cash flow hedge – gains/(losses)	83.2
Gains/(losses) on translation of other foreign operations	553.9
Recognized in other comprehensive income	505.6
Recognized in the income statement	2,002.4
Changes directly in the balance sheet	(569.9)
Recognized in deferred tax	(476.3)
Effect of application of IAS 29 (hyperinflation)	(476.3)
Recognized in other balance sheet group	(93.6)
At December 31, 2023	4,651.2

13.2.3 Deferred tax asset related to tax losses

As at December 31, 2023, besides the tax credits related to tax losses effectively recognized in the amounts disclosed above, other tax credits related to accumulated tax losses in the amount of R$669.0 (R$875.3 in 2022) - which are equivalent, in value basis, to R$2,521.0 in 2023 (R$3,359.5 in 2022) - were not recorded, since their realization is not probable in currently Management evaluation.

Accounting Policies

Income tax and social contribution for the year comprises current tax and deferred tax. Income tax and social contribution are recognized in the income statement, unless they relate to items recognized directly in comprehensive income or in other equity accounts. In these cases, the tax effects are also recognized directly in comprehensive income or in equity accounts (except for interest on shareholders’ equity. See Note 22- Changes in equity).

Deferred income taxes are calculated on temporary differences between their calculation bases and the Company's accounting data. The deferred tax assets are recognized only to the extent that is probable that future taxable profits will be available. The deferred income tax assets are reduced to the extent that it is no longer probable that future taxable profits will occur. The existence of future taxable income is based on a technical study approved by the Company's management.

IAS 12 – “Income Taxes” prescribes that no deferred tax liability on goodwill recognition, and no deferred tax asset/liability is recorded: (1) at the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and (2) on differences related to investments in subsidiaries to the extent that they are not reversed in the foreseeable future. The amount of deferred tax provided is based on the expectation of the realization or settlement of the temporary difference, using currently or substantially enacted tax rates.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and where these relate to income taxes levied by the same tax authority on the same taxable entity, or to different taxable entities which intend either to settle their current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

The company is subject to income tax in numerous jurisdictions and judgment is required to determine the Company’s worldwide provision for income tax. Some of the Company's subsidiaries are involved in tax audits, usually in relation to previous years. These audits are ongoing in various jurisdictions as at the balance sheet reporting date and, by their nature, can take a considerable time to be completed.

The Company applies the provisions of IFRIC 23 - Uncertainty on the Treatment of Income Taxes in relation to the treatments that affected the calculation of income taxes (uncertain tax treatments), as disclosed in note 27.2 – Contingencies – Uncertainties about treatment of IRPJ and CSLL.